Leases (Details - Lease term and discount)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
Weighted average remaining lease term	0.33 to 0.50 years	1.08 to 1.25 years
Operating lease, weighted average discount rate	10.00%	10.00%